Financial instruments and risk management - Schedule of available undrawn committed bank facilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 3,250	$ 3,375
Expiring within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	625	125
Expiring between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	1,040	625
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 1,585	$ 2,625